Warrants (Details 3) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrant Liability, Beginning	$ 1,943,883	$ 1,242,120	$ 138,100
Issued	0	200,000	34,441
Warrant Redemption	(118,838)		2,223,718
Change in Fair Value	(428,846)	501,763	(1,154,139)
Warrant Liability, Ending	1,396,199	1,943,883	1,242,120
Class K Warrants [Member]
Warrant Liability, Beginning	1,616,000	884,000	22,700
Issued	0	200,000	25,350
Warrant Redemption	0		835,950
Change in Fair Value	(412,800)	532,000	0
Warrant Liability, Ending	1,203,200	1,616,000	884,000
Series A Warrants [Member]
Warrant Liability, Beginning	327,883	358,120	112,500
Issued	0	0	0
Warrant Redemption	(118,838)		1,132,092
Change in Fair Value	(16,046)	(30,237)	(886,472)
Warrant Liability, Ending	192,999	327,883	358,120
Class J Warrants [Member]
Warrant Liability, Beginning	0	0	2,900
Issued		0	0
Warrant Redemption			150,275
Change in Fair Value		0	(153,175)
Warrant Liability, Ending		0	0
Class M Warrants [Member]
Warrant Liability, Beginning	$ 0	0	0
Issued		0	9,091
Warrant Redemption			105,401
Change in Fair Value		0	(114,492)
Warrant Liability, Ending		$ 0	$ 0